Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 74,093,159	$ 70,429,050
Less: Accumulated depreciation	(47,564,478)	(48,495,263)
Property, plant and equipment, net	26,528,681	21,933,787
Leasehold Improvements and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,511,687	28,102,876
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	35,469,194	34,922,469
Moulds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	386,554	386,482
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,552,518	1,581,372
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,885,172	5,431,091
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,288,034	$ 4,760